SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment	$ 238,719	$ 123,304	$ 61,510
Less: Accumulated depreciation	(89,506)	(75,489)	(52,899)
Property and equipment, net	149,213	47,815	8,611
Property and equipment, net	149,213	47,815	8,611
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	113,558	69,158	61,510
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 125,161	$ 54,146